PROPERTY, PLANT AND EQUIPMENT, AT FAIR VALUE - Sensitivity (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Changes in Property Plant And Equipment [Line Items]
Change in fair value	$ (347)	$ 2,254
25 bps increase in discount rates | Discount rate
Changes in Property Plant And Equipment [Line Items]
Change in fair value	(1,450)	(1,570)
25 bps increase in discount rates | Terminal capitalization rate
Changes in Property Plant And Equipment [Line Items]
Change in fair value	(400)	(430)
25 bps decrease in discount rates | Discount rate
Changes in Property Plant And Equipment [Line Items]
Change in fair value	1,570	1,590
25 bps decrease in discount rates | Terminal capitalization rate
Changes in Property Plant And Equipment [Line Items]
Change in fair value	450	470
5% increase in future energy prices | Future electricity prices
Changes in Property Plant And Equipment [Line Items]
Change in fair value	1,550	1,560
5% decrease in future energy prices | Future electricity prices
Changes in Property Plant And Equipment [Line Items]
Change in fair value	(1,550)	(1,550)
North America | 25 bps increase in discount rates | Discount rate
Changes in Property Plant And Equipment [Line Items]
Change in fair value	(960)	(1,110)
North America | 25 bps increase in discount rates | Terminal capitalization rate
Changes in Property Plant And Equipment [Line Items]
Change in fair value	(320)	(360)
North America | 25 bps decrease in discount rates | Discount rate
Changes in Property Plant And Equipment [Line Items]
Change in fair value	1,030	1,170
North America | 25 bps decrease in discount rates | Terminal capitalization rate
Changes in Property Plant And Equipment [Line Items]
Change in fair value	360	390
North America | 5% increase in future energy prices | Future electricity prices
Changes in Property Plant And Equipment [Line Items]
Change in fair value	890	1,010
North America | 5% decrease in future energy prices | Future electricity prices
Changes in Property Plant And Equipment [Line Items]
Change in fair value	(890)	(1,000)
Colombia | 25 bps increase in discount rates | Discount rate
Changes in Property Plant And Equipment [Line Items]
Change in fair value	(340)	(310)
Colombia | 25 bps increase in discount rates | Terminal capitalization rate
Changes in Property Plant And Equipment [Line Items]
Change in fair value	(80)	(70)
Colombia | 25 bps decrease in discount rates | Discount rate
Changes in Property Plant And Equipment [Line Items]
Change in fair value	380	260
Colombia | 25 bps decrease in discount rates | Terminal capitalization rate
Changes in Property Plant And Equipment [Line Items]
Change in fair value	90	80
Colombia | 5% increase in future energy prices | Future electricity prices
Changes in Property Plant And Equipment [Line Items]
Change in fair value	540	440
Colombia | 5% decrease in future energy prices | Future electricity prices
Changes in Property Plant And Equipment [Line Items]
Change in fair value	$ (540)	$ (440)
Brazil | Concession asset
Changes in Property Plant And Equipment [Line Items]
One time lease renewal term	30 years
Estimated service lives	34 years	35 years
Brazil | 25 bps increase in discount rates | Discount rate
Changes in Property Plant And Equipment [Line Items]
Change in fair value	$ (110)	$ (100)
Brazil | 25 bps increase in discount rates | Terminal capitalization rate
Changes in Property Plant And Equipment [Line Items]
Change in fair value	0	0
Brazil | 25 bps decrease in discount rates | Discount rate
Changes in Property Plant And Equipment [Line Items]
Change in fair value	120	110
Brazil | 25 bps decrease in discount rates | Terminal capitalization rate
Changes in Property Plant And Equipment [Line Items]
Change in fair value	0	0
Brazil | 5% increase in future energy prices | Future electricity prices
Changes in Property Plant And Equipment [Line Items]
Change in fair value	120	110
Brazil | 5% decrease in future energy prices | Future electricity prices
Changes in Property Plant And Equipment [Line Items]
Change in fair value	(120)	(110)
Europe | 25 bps increase in discount rates | Discount rate
Changes in Property Plant And Equipment [Line Items]
Change in fair value	(40)	(50)
Europe | 25 bps increase in discount rates | Terminal capitalization rate
Changes in Property Plant And Equipment [Line Items]
Change in fair value	0	0
Europe | 25 bps decrease in discount rates | Discount rate
Changes in Property Plant And Equipment [Line Items]
Change in fair value	40	50
Europe | 25 bps decrease in discount rates | Terminal capitalization rate
Changes in Property Plant And Equipment [Line Items]
Change in fair value	0	0
Europe | 5% increase in future energy prices | Future electricity prices
Changes in Property Plant And Equipment [Line Items]
Change in fair value	0	0
Europe | 5% decrease in future energy prices | Future electricity prices
Changes in Property Plant And Equipment [Line Items]
Change in fair value	$ 0	$ 0